Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of financial assets and financial liabilities

Financial assets and financial liabilities as of June 30, 2021 are as follows:

	Financial assets at amortized	Financial assets at fair value through profit or loss			Subtotal financial	Non-financial
	cost	Level 1	Level 2	Level 3	assets	assets	Total
June 30, 2021
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	24,957	-	-	-	24,957	9,480	34,437
Investment in financial assets:
- Public companies’ securities	-	1,113	-	-	1,113	-	1,113
- Bonds	-	820	-	-	820	-	820
- Mutual funds	-	38	-	-	38	-	38
-Others	110	605	-	48	763	-	763
Derivative financial instruments:
- Crops options contracts	-	179	-	-	179	-	179
- Crops futures contracts	-	154	-	-	154	-	154
- Foreign-currency options contracts	-	49	-	-	49	-	49
- Foreign-currency future contracts	-	314	-	-	314	-	314
- Swaps	-	-	12	-	12	-	12
Restricted assets (i)	202	-	-	-	202	-	202
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	6,513	-	-	-	6,513	-	6,513
- Short-term investments	-	21,016	-	-	21,016	-	21,016
Total assets	31,782	24,288	12	48	56,130	9,480	65,610

	Financial liabilities at amortized	Financial liabilities at fair value through profit or loss			Subtotal financial	Non-financial
	cost	Level 1	Level 2	Level 3	liabilities	liabilities	Total
June 30, 2021
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	15,467	-	-	-	15,467	6,368	21,835
Borrowings (Note 22)	118,668	-	-	-	118,668	-	118,668
Derivative financial instruments:
- Crops options contracts	-	164	95	-	259	-	259
- Crops futures contracts	-	717	-	-	717	-	717
- Foreign-currency options contracts	-	32	-	-	32	-	32
- Foreign-currency future contracts	-	12	-	-	12	-	12
- Swaps	-	50	58	-	108	-	108
Total liabilities	134,135	975	153	-	135,263	6,368	141,631

Financial assets and financial liabilities as of June 30, 2020 were as follows

	Financial assets at amortized	Financial assets at fair value through profit or loss			Subtotal financial	Non-financial
	cost	Level 1	Level 2	Level 3	assets	assets	Total
June 30, 2020
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	86,754	-	-	-	86,754	25,736	112,490
Investment in financial assets:
- Equity securities in public companies	-	862	345	-	1,207	-	1,207
- Equity securities in private companies	-	-	-	4,371	4,371	-	4,371
- Deposits	1,436	92	-	-	1,528	-	1,528
- Bonds	-	11,750	2,169	-	13,919	-	13,919
- Mutual funds	-	6,691	-	-	6,691	-	6,691
- Others	-	3,323	1,217	348	4,888	-	4,888
Derivative financial instruments:
- Crops futures contracts	-	128	-	-	128	-	128
- Swaps	-	23	-	-	23	-	23
- Crops options contracts	-	24	192	-	216	-	216
- Foreign-currency options contracts	-	-	26	-	26	-	26
- Foreign-currency future contracts	-	-	-	213	213	-	213
- Others	92	-	30	-	122	-	122
Restricted assets (i)	12,234	-	-	-	12,234	-	12,234
Financial assets held for sale
- Clal	-	5,072	-	-	5,072	-	5,072
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	40,601	-	-	-	40,601	-	40,601
- Short-term investments	95,775	15,215	-	-	110,990	-	110,990
Total assets	236,892	43,180	3,979	4,932	288,983	25,736	314,719
	Financial liabilities at amortized	Financial liabilities at fair value through profit or loss			Subtotal financial	Non-financial
	cost	Level 1	Level 2	Level 3	liabilities	liabilities	Total
June 30, 2020
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	46,454	-	-	-	46,454	11,837	58,291
Borrowings (Note 22)	629,048	-	-	-	629,048	-	629,048
Derivative financial instruments:
- Crops futures contracts	-	107	-	-	107	-	107
- Forward contracts	-	53	-	-	53	-	53
- Crops options contracts	-	259	75	-	334	-	334
- Foreign-currency options contracts	-	-	143	-	143	-	143
- Swaps	-	-	92	-	92	-	92
- Others	-	-	1,436	30	1,466	-	1,466
Total liabilities	675,502	419	1,746	30	677,697	11,837	689,534

Schedule of book value of financial instruments recognized

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.21			06.30.20
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	27,904	(2,947)	24,957	90,565	(3,811)	86,754
Financial liabilities
Trade and other payables	18,414	(2,947)	15,467	50,264	(3,810)	46,454

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments
Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Interest rate swaps	Cash flows - Theoretical price	Interest rate futures contracts and cash flows	Level 2	-
Investments in financial assets - Other private companies’ securities (*)	Cash flow / NAV - Theoretical price

Projected revenue discounted at the discount rate The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.

			Level 3	1 - 3.5
Investments in financial assets - Others	Discounted cash flows - Theoretical price

Projected revenue discounted at the discount rate The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investment assessments.

			Level 3	1 - 3.5
Derivative financial instruments Forwards	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

Schedule of income, expense, gains and losses on financial instruments

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2021
Interest income	656	-	656
Interest earned on operating credits	3,085	-	3,085
Interest expenses	(14,207)	-	(14,207)
Foreign exchange, net	10,484	-	10,484
Dividends income	1	-	1
Fair value gains financial assets at fair value through profit or loss	-	10,088	10,088
Loss from repurchase of Non-convertible Notes	(25)	-	(25)
Loss on financial instruments derived from commodities	-	(4,551)	(4,551)
Loss from derivative financial instruments, net	-	(477)	(477)
Other financial costs	(1,355)	-	(1,355)
Net result (i)	(1,361)	5,060	3,699

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2020
Interest income	440	-	440
Interest earned on operating credits	1,941	-	1,941
Interest expenses	(14,506)	-	(14,506)
Foreign exchange, net	(15,188)	-	(15,188)
Dividends income	20	-	20
Fair value gains financial assets at fair value through profit or loss	-	1,431	1,431
Gain from repurchase of Non-convertible Notes	138	-	138
Gain on financial instruments derived from commodities	-	659	659
Loss from derivative financial instruments, net	-	(2,091)	(2,091)
Other financial costs	(981)	-	(981)
Net result (i)	(28,136)	(1)	(28,137)
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2019
Interest income	289	-	289
Interest earned on operating credits	903	-	903
Interest expenses	(10,039)	-	(10,039)
Foreign exchange, net	3,433	-	3,433
Dividends income	20	-	20
Capitalized finance costs	354	-	354
Fair value loss in financial assets at fair value through profit or loss	-	(5,326)	(5,326)
Gain from derivative financial instruments, net	-	782	782
Gain from repurchase of Non-convertible Notes	112	-	112
Gain on financial instruments derived from commodities	-	669	669
Other financial income	3	-	3
Other financial costs	(805)	-	(805)
Net result (i)	(5,730)	(3,875)	(9,605)

Schedule of changes in Level 3 instruments

The following table presents the changes in Level 3 financial instruments as of June 30, 2021 and 2020:

	Derivative financial instruments - Forwards	Investments in financial assets - Private companies' securities	Investments in financial assets - Others	Investments in financial assets - Warrants	Total
Balance as of June 30, 2019	(104)	3,920	2,202	204	6,222
Additions and acquisitions	-	53	-	-	53
Transfer to level	-	-	-	527	527
Currency translation adjustment	(10)	714	158	368	1,230
Write off	-	-	(1,467)	(916)	(2,383)
Gains and losses recognized in the year (i)	84	(318)	(545)	30	(749)
Balance as of June 30, 2020	(30)	4,369	348	213	4,900
Currency translation adjustment	-	-	(4)	-	(4)
Write off	30	(4,369)	(305)	(213)	(4,857)
Gains and losses recognized in the year (i)	-	-	9	-	9
Balance as of June 30, 2021	-	-	48	-	48